Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2024			2025
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥21	¥—	¥21
Aircraft	13,259	(184)	13,075	2,757	(127)	2,630

Total	¥13,280	¥(184)	¥13,096	¥2,778	¥(127)	¥2,651

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases
The following table presents an analysis of future undiscounted lease payments receivable in connection with noncancellable operating leases entered into by Nomura as lessor over the remaining lease term as of March 31, 2025. Amounts in connection with finance leases were not significant.

Millions of yen
March 31, 2025
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥412
1 to 2 years	412
2 to 3 years	412
3 to 4 years	412
4 to 5 years	412
More than 5 years	1,746

Total	¥3,806

Lease expense
The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the years ended March 31, 2023, 2024 and 2025. Amounts recognized in the consolidated statements of income in respect of finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions were not significant during the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Lease expense:
Operating lease costs	¥47,268	¥48,125	¥48,586

Other income and expenses:
Gross sublease income	¥1,658	¥1,997	¥1,923

Cash payments made by Nomura as lessee
The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating lease liabilities recorded under operating cash flows and the total amount of ROU assets and lease liabilities recognized during the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Cash flows for operating leases	¥44,689	¥49,339	¥50,114
ROU assets recognized in connection with new operating leases	¥36,032	¥29,374	¥29,148

Schedule of Lessee operating lease liability maturity
The following table presents an analysis of future undiscounted lease payments under operating leases entered into by Nomura as lessee over the remaining lease term as of March 31, 2025 and also represents a reconciliation between total of such lease payments and the discounted carrying value of operating lease liabilities recognized in the consolidated balance sheets as of March 31, 2025. Finance lease liabilities were not significant as of March 31, 2025. These lease liabilities are reported within
Other liabilities
in the consolidated balance sheets.

Millions of yen
March 31, 2025
Operating leases
Years of payment
Less than 1 year	¥47,738
1 to 2 years	39,068
2 to 3 years	30,647
3 to 4 years	22,223
4 to 5 years	13,290
More than 5 years	30,740

Total undiscounted lease payments	¥183,706
Less: Impact of discounting	(9,574)

Lease liabilities as reported in the consolidated balance sheets	¥174,132

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term
The following table presents the weighted-average discount rate used to measure lease liabilities and the weighted-average remaining lease term of operating leases as of March 31, 2024 and 2025.

	Year ended March 31
	2024	2025
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	2.9%	2.1%
Weighted-average remaining lease term	6.9 years	5.3 years